(3) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies Policies Abstract
Cash and cash equivalents

In the statements of cash flows, cash and cash equivalents include negative balances of overdraft accounts that are immediately payable and are an integral part of the Group’s cash management.

Cash and cash equivalents comprise the balances of cash and financial investments with original maturities of three months or less from the contract date, which are subject to an insignificant risk of change in fair value at the settlement date and are used by the Group in the management of short-term obligations.

Concession agreements

Distribution companies

The IFRIC 12 – Service Concession Arrangements establish general guidelines for the recognition and measurement of obligations and rights related to concession agreements and apply to situations in which the granting authority controls or regulates which services the concessionaire should provide with the infrastructure, to whom the services should be provided and at what price, and controls any significant residual interest in the infrastructure at the end of the concession period.

When these criteria are met, the infrastructure of distribution concessionaires is segregated at the time of construction in accordance with the IFRS requirements, so that the following are recognized in the financial statements (i) an intangible asset corresponding to the right to operate the concession and collect from the users of public utilities, and (ii) a financial asset corresponding to the unconditional contractual right to receive cash (indemnity) by transferring control of the assets at the end of the concession.

The concession financial asset of distribution companies is measured based on its fair value, determined in accordance with the remuneration base for the concession assets, pursuant to the legislation in force established by the Brazilian Electricity Regulatory Agency (Agência Nacional de Energia Elétrica - ANEEL), and takes into consideration changes in the fair value, mainly based on factors such as new replacement value, and adjustment for Extended Comprehensive Consumer Price Index (“IPCA”) for the distribution subsidiaries. The financial asset of distribution companies is classified as fair value through profit or loss, with the corresponding fair value changes entry in the Net Operating Revenue in the statement of profit or loss for the year (notes 4 and 25).

The remaining amount is recognized as intangible asset and relates to the right to charge consumers for electric energy distribution services, and is amortized in accordance with the consumption pattern that reflects the estimated economic benefit to the end of the concession.

Considering that (i) the tariff model that does not provide for a profit margin for the infrastructure construction services from distribution, (ii) the way in which the subsidiaries manage the constructions by using a high level of outsourcing, and (iii) the fact that there is no provision for profit margin on construction in the Group‘s business plans, Management is of the opinion that the margins on this operation are irrelevant, and therefore no mark-up to the cost is considered in revenue. The construction revenue and costs are therefore presented in the statement of profit or loss for the year in the same amounts.

Transmission companies:

The Group’s transmission companies are responsible for constructing and operating the transmission infrastructure (two distinct performance obligations) in order to carry the energy from the generation centers to the distribution points, according to their concession arrangements.

The energy transmission company has the obligation to maintain its transmission infrastructure available to its users to guarantee the receipt of the Permitted Annual Revenue (RAP) during the concession agreement term. These receipts represent the consideration for the construction and operation of the transmission infrastructure. Potential unamortized investments generate the right to indemnity at the end of the concession arrangement

Until December 31, 2017, the transmission infrastructure was classified as a financial asset under IFRIC 12 and measured at amortized cost. With the adoption IFRS 15 on January 1, 2018, the right to consideration for goods and services conditioned to the satisfaction of the performance obligations and not only to the passage of time places the transmission companies within the scope of this standard. Therefore, the considerations are now classified as a "Contract Asset”.

Financial instruments

Policy applicable from January 1, 2018

- Financial assets

Financial assets are recognized initially on the date that they are originated or on the trade date at which the Company or its subsidiaries become parties to the contractual provisions of the instrument. Derecognition of a financial asset occurs when the contractual rights to the cash flows from the asset expire or when the risks and rewards of ownership of the financial asset are transferred.

Subsequent measurement and gains and losses: Policy applicable from January 1, 2018

Financial assets measured at fair value through profit or loss (FVTPL)	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Debt instruments at fair value through other comprehensive income (FVOCI)	These assets are subsequently measured at fair value. Net gains and losses are recognized in other comprehensive income, except for interest income calculated using the effective interest method, foreign exchange gains and losses and impairment, which are recognized in profit or loss. On derecognition, gains and losses accumulated in other comprehensive income are reclassified to profit or loss.
Equity instrument at fair value through other comprehensive income.	These assets are subsequently measured at fair value. All gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss, except dividends which are recognized as income in profit or loss (unless the dividend clearly represents a recovery of part of the cost of the investment).

Subsequent measurement and gain and loss: Policy applicable before January 1, 2018

Financial assets measured at fair value through profit or loss (FVTPL)	These assets are subsequently measured at fair value. Net gains or losses, including interest or dividend income, are recognized in profit or loss.
Held-to maturity financial assets	These assets are measured at amortized cost using the effective interest method.
Loans and receivables	These assets are measured at amortized cost using the effective interest method.
Available-for-sale financial assets

These assets are measured at fair value and changes therein, other than impairment losses, interest income and foreign currency differences on debt instruments, were recognized in Other Comprehensive Income and accumulated in the fair value reserve. When these assets were derecognized, the gain or loss accumulated in equity was reclassified to profit or loss.

The rights of indemnity at the end of the concession term of the distribution subsidiaries are classified as measured at fair value through profit or loss and any effects on fair value of this asset are recognized in profit or loss.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

Amortized Cost: A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

o	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
o	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Fair Value through Other Comprehensive Income (FVOCI): A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

o	it is held within a business model whose objective is to hold assets to collect contractual cash flows, as the selling of financial assets; and
o	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in Other Comprehensive Income. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets (see Note 33). On initial recognition, the Group may irrevocably designate a non-derivative financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment:

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether:

- management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

- how the performance of the portfolio is evaluated and reported to the Group’s management;

- the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

- how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

- the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.

Financial assets that are held for trading or are managed and whose performance is evaluated on a fair value basis are measured at FVTPL.

Assessment whether contractual cash flows are solely payments of principal and interest:

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

o	contingent events that would change the amount or timing of cash flows;
o	terms that may adjust the contractual coupon rate, including variable-rate features;
o	prepayment and extension features; and
o	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).

For transactions involving the purchase and sale of energy conducted by the trading subsidiaries, the Group keeps an accounting policy defined in accordance to its business strategy with instruments measured at amortized cost, which refer to contracts already signed and still held with the purpose of receipt or delivery of energy according to the expected requirements by the Company related to purchase or sale. The transactions are generally long-term and are never settled by the net cash amount or another financial instrument and, even if some contract has a certain flexibility, the strategy of the Group’s portfolio is not changed for this reason.

- Financial liabilities

Financial liabilities are initially recognized on the date that they are originated or on the trade date at which the Company or its subsidiaries become a party to the contractual provisions of the instrument. The classification of financial liabilities are as follows:

i.	Measured at fair value through profit or loss: these are financial liabilities that are: (i) designated at fair value in order to match the effects of recognition of income and expenses to obtain more relevant and consistent accounting information, or (ii) derivatives. These liabilities are measured at fair value, which changes are recognized in profit or loss and any subsequent change in their fair value attributable to credit risk in liabilities is subsequently recognized in comprehensive income.
ii.	Measured at amortized cost: these are other financial liabilities not classified into the previous category. They are measured initially at fair value net of any cost attributable to the transaction and subsequently measured at amortized cost using the effective interest rate method.

The Group recognizes financial guarantees when these are granted to non-controlled entities or when the financial guarantee is granted at a percentage higher than the Company's interest to cover commitments of joint ventures. Such financial guarantees are initially measured at fair value, by recognizing (i) a liability corresponding to the risk of non-payment of the debt, which is amortized against finance income simultaneously and in proportion to amortization of the debt, and (ii) an asset equivalent to the right to compensation by the guaranteed party or a prepaid expense under the guarantees, which is amortized by receipt of cash from other shareholders or at the effective interest rate over the term of the guarantee. After initial recognition, guarantees are measured periodically at the higher of the amount determined in accordance with IAS 37 and the amount initially recognized less accumulated amortization.

Financial assets and liabilities are offset and presented at their net amount when, and only when, there is a legal right to offset the amounts and the intent to realize the asset and settle the liability simultaneously.

The classifications of financial instruments (assets and liabilities) are described in note 33.

- Issued Capital

Common shares are classified as equity. Additional costs directly attributable to share issues and share options are recognized as a deduction from equity, net of any tax effects.

Property, plant and equipment

Items of property, plant and equipment are measured at acquisition, construction or formation cost less accumulated depreciation and, if applicable, accumulated impairment losses. Cost also includes any other costs attributable to bringing the assets to the place and in a condition to operate as intended by Management, the cost of dismantling and restoring the site on which they are located and capitalized borrowing costs on qualifying assets.

The replacement cost of items of property, plant and equipment is recognized if it is probable that it will involve economic benefits for the subsidiaries and if the cost can be reliably measured, and the value of the replaced item is written off. Maintenance costs are recognized in profit or loss as they are incurred.

Depreciation is calculated on a straight-line basis, at annual rates of 2% to 20%, taking into consideration the estimated useful life of the assets, as instructed and defined by the granting authority.

Gains and losses on disposal/ write-off of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the residual value of the asset, and are recognized net within other operating income/expenses.

Assets and facilities used in the electric generation, transmission and distribution activities are tied to these services and may not be removed, donated, disposed of, assigned or pledged in mortgage without the prior and express authorization of ANEEL. ANEEL, through Resolution No. 20 of February 3, 1999, amended by Normative Resolution No. 691 of December 8, 2015, releases Public Electric Energy Utility concessionaires from prior authorization for release of assets of no use to the concession, but determines that the proceeds from the disposal be deposited in a restricted bank account for use in the acquisition of new assets related to electric energy services.

Intangible assets and contract assets in progress

Includes rights related to non-physical assets such as goodwill and concession exploration rights, software and rights-of-way.

Goodwill that arises on the acquisition of subsidiaries is measured based on the difference between the fair value of the consideration transferred for acquisition of a business, adding the portion of noncontrolling interests, and the net fair value of the assets and liabilities of the subsidiary acquired.

Goodwill is subsequently measured at cost less accumulated impairment losses. Goodwill and other intangible assets with indefinite useful lives, if any, are not subject to amortization and are tested annually for impairment.

A bargain purchase is recognized as a gain in the statement of profit or loss in the year of the business acquisition.

Intangible assets corresponding to the right to operate concessions may have three origins, as follows:

i.	Acquisitions through business combinations: the portion arising from business combinations that corresponds to the right to operate the concession amortized over the remaining period of the concessions, on a straight-line basis;
ii.	Investments in infrastructure in service (application of IFRIC 12 - Concession Agreements): under the electric energy distribution concession agreements with the subsidiaries, the recognized intangible asset corresponds to the concessionaires' right to charge the consumers for use of the concession infrastructure. Since the exploration term is defined in the agreement, intangible assets with defined useful lives are amortized over the concession period in proportion to a curve that reflects the consumption pattern in relation to the expected economic benefits. For further information see note 3.2.

Items comprised in the infrastructure are directly tied to the Group’s electric energy distribution operation and shall comply with the same regulatory rules described in item 3.4.

iii.	Use of Public Asset: upon certain generation concessions were granted with the condition of payments to the federal government for Use of Public Asset. The company recorded this obligation at present value, on the signing date, and the corresponding intangible assets. The intangible assets balance, comprising the interests capitalized until the operation starting date, is being amortized on a straight-line basis over the period of each concession.

From January 1, 2018, the concession infrastructure assets of the distribution companies must be classified as contract assets during the construction or improvement period in accordance with the criteria of IFRS 15.

Impairment

Policy applicable from January 1, 2018

- Financial assets

IFRS 9 replaces the 'incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model.

The Groups assesses evidence of impairment for certain receivables at both an individual and a collective level. Receivables that are not individually significant are collectively assessed for impairment. Collective assessment is carried out by grouping together assets with similar risk characteristics.

The Group recognizes loss allowances for ECLs on: (i) financial assets measured at amortized cost; (ii) debt investments measured at FVOCI, when applicable; and (iii) contract assets.

The Group measures loss allowances, using the simplified recognition approach, at an amount equal to lifetime ECLs, except for debt securities that are determined to have low credit risk at the reporting date, which are measured at 12-month ECLs.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group's historical experience and informed credit assessment and including forward-looking information.

The Group considers a financial asset to be in default when the borrower has not complied with its contractual payment obligations and is unlikely to pay its obligations.

The Group uses an allowance matrix based on its historical default rates observed along the expected lifetime of the trade receivables to estimate the expected credit losses for the lifetime of the asset where the history of losses is adjusted to consider the effects of the current conditions and its forecasts of future conditions that did not affect the period in which the historical data were based.

The methodology developed by the Group resulted in a percentage of expected loss for bills of consumers, concessionaires and licensees that is in compliance with IFRS 9 described as expected credit losses, comprising in a single percentage the probability of loss weighted by the expected loss and possible results, that is, comprising the Probability of Default (“PD”), Exposure At Default (“EAD”) and Loss Given Default (“LGD”).

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI, when applicable, are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

o	significant financial difficulty of the borrower or issuer;
o	a breach of contractual clauses;
o	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;
o	it is probable that the borrower will enter bankruptcy or other financial reorganization; or
o	the disappearance of an active market for a security because of financial difficulties.

Impairment losses related to consumers, concessionaires and licensees recognized in financial assets and other receivables, including contract assets, are recognized in profit or loss.

- Non-financial assets

Non-financial assets that have indefinite useful lives, such as goodwill, are tested annually for impairment to assess whether the asset's carrying amount does not exceed its recoverable amount. Other assets subject to amortization are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may be impaired.

An impairment loss is recognized if the carrying amount of an asset exceeds its estimated recoverable amount, which is the greater of (i) its fair value less costs to sell and (ii) its value in use.

The assets (e.g. goodwill, concession intangible asset) are segregated and grouped together at the lowest level that generates identifiable cash flows (the "cash generating unit", or “CGU”). If there is an indication of impairment, the loss is recognized in profit or loss. Except in the case of goodwill impairment, which cannot be reversed in the subsequent period, impairment losses are reassessed annually for triggering events that would lead to possibility of reversals.

Provisions

A provision is recognized if, as a result of a past event, there is a legal or constructive obligation that can be estimated reliably, and it is probable (more likely than not) that an outflow of economic benefits will be required to settle the obligation. When applicable, provisions are determined by discounting the expected future cash outflows at a rate that reflects current market assessment and the risks specific to the liability.

Employee benefits

Certain subsidiaries have post-employment benefits and pension plans and are regarded as Sponsors of these plans. Although the plans have particularities, they have the following characteristics:

i.	Defined contribution plan: a post-employment benefit plan under which the Sponsor pays fixed contributions into a separate entity and will have no liability for the actuarial deficits of the plan. The obligations are recognized as an expense in the statement of profit or loss in the periods during which the services are rendered.
ii.	Defined benefit plan: The net obligation is calculated as the difference between the present value of the actuarial obligation based on assumptions, biometric studies and interest rates in line with market rates, and the fair value of the plan assets as of the reporting date. The actuarial liability is calculated annually by independent actuaries, under the responsibility of Management, using the projected unit credit method. Actuarial gains and losses are recognized in other comprehensive income when they occur. Net Interest (income or expense) is calculated by applying the discount rate at the beginning of the period to the net amount of the defined benefit asset or liability. When applicable, the cost of past services is recognized immediately in profit or loss.

If the plan records a surplus and it becomes necessary to recognize an asset, the recognition is limited to the present value of future economic benefits available in the form of reimbursements or future reductions in contributions to the plan.

Dividends and Interest on capital

Under Brazilian law, the Company is required to distribute a mandatory minimum annual dividend of 25% of profit adjusted in accordance with the Company´s bylaws. A provision may only be made for the minimum mandatory dividend, and dividends declared but not yet approved are only recognized as a liability in the financial statements after approval by the competent body. According to Law 6,404/76, they will therefore be held in equity, in the “additional dividend proposed” account, as they do not meet the present obligation criteria at the reporting date.

As established in the Company's bylaws and in accordance with current corporate law, the Board of Directors is responsible for declaring an interim dividend and interest on capital determined in a half-yearly statement of income. An interim dividend and interest on capital declared at the base date of June 30 is only recognized as a liability in the Company's financial statement after the date of the Board of Directors' decision.

Interest on capital is treated in the same way as dividends and is also stated in changes in equity. The withholding income tax on interest on capital is always recognized as a charge to equity with a balancing item in liabilities upon the proposal for its payment, even if not yet approved, since it meets the criterion of obligation at the time of Management’s proposal.

Revenue recognition

Policy applicable from January 1, 2018

The operating revenue in the normal course of the subsidiaries’ activities is measured at the consideration received or receivable. The operating revenue is recognized when it represents the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

IFRS 15 establishes a revenue recognition model that considers five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Thus, revenue is recognized only when (or if) the performance obligation is satisfied, that is, when the “control” of the goods or services of a certain transaction is actually transferred to the customer.

The revenue from electric energy distribution is recognized when the energy is supplied. The energy distribution subsidiaries perform the reading of the consumption of their customers based on a reading routine (calendar and reading route) and invoice monthly the consumption of MWh based on the reading performed for each consumer. As a result, part of the energy distributed during the month is not billed at the end of the month and, consequently, an estimate is developed by Management and recorded as “Unbilled”. This unbilled revenue estimate is calculated using as a base the total volume of energy of each distributor made available in the month and the annualized rate of technical and commercial losses.

The revenue from energy generation sales is recognized based on the assured energy and at tariffs specified in the terms of the supply contracts or the current market price, as appropriate.

The revenue from energy trading is recognized based on bilateral contracts with market agents and properly registered with the Electric Energy Trading Chamber – CCEE.

The revenue from services provided is recognized when the service is provided, under a service agreement between the parties.

The revenue from construction contracts is recognized based on the reach of the performance obligation over time, considering the fulfillment of one of the following criteria:

(a)	the customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs;
(b)	the entity’s performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhanced;
(c)	the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date.

The provision of infrastructure construction services is recognized in accordance with IFRS 15, against a contract asset.

The revenues of the transmission companies, recognized as operating revenue, are:

•          Construction revenue: Refers to the services of construction of electric energy transmission facilities. These are recognized according to the percentage of completion of the construction works.

•          Financing component: Refers to the interest recognized under the accrual basis on the amount receivable from the construction revenue.

•          Revenue from operation and maintenance: Refers to the services of operation and maintenance of electric energy transmission facilities aimed at non-interruption of availability of these facilities, recognized based on incurred costs.

No single consumer accounts for 10% or more of the Group’s total revenue.

Income tax and social contribution

Income tax and social contribution expenses are calculated and recognized in accordance with the legislation in force and comprise current and deferred taxes. Income tax and social contribution are recognized in the statement of profit or loss except to the extent that they relate to items recognized directly in equity or other comprehensive income, when the net amounts of these tax effects are already recognized, and those arising from the initial recognition in business combinations.

Current taxes are the expected taxes payable or receivable/recoverable on the taxable profit or loss. Deferred taxes are recognized for temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the equivalent amounts used for tax purposes and for tax loss carryforwards.

The Company and certain subsidiaries recognize in their financial statements the effects of tax loss carryforwards and deductible temporary differences, based on projections of future taxable profits, approved annually by the Boards of Directors and examined by the Fiscal Council. The subsidiaries also recognized tax credits relating to the tax benefits created by the corporate restructuring, which are amortized on a straight line basis for the remaining period of each concession agreement.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority on the same taxable entity.

Deferred income tax and social contribution assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related taxes benefit will be realized.

Earnings per share

Basic earnings per share are calculated by dividing the profit or loss for the year attributable to the Group’s controlling shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share are calculated by dividing the profit or loss for the year attributable to the controlling shareholders, adjusted by the effects of instruments that potentially would have impacted the profit or loss for the year by the weighted average of the number of shares outstanding, adjusted by the effects of all dilutive potential convertible notes for the reporting periods, in accordance with IAS 33.

Government grants - CDE (Energy Development Account)

Government grants are only recognized when it is reasonably certain that these amounts will be received by the Group. They are recognized in profit or loss for the periods in which the Group recognizes as income the discounts granted in relation to the low-income subsidy and other tariff discounts.

The subsidies received through funds from the CDE (note 25) have the main purpose of offsetting discounts granted in order to provide immediate financial support to the distribution companies, in accordance with IAS 20.

Sector financial asset and liability

According to the tariff pricing mechanism applicable to distribution companies, the energy tariffs should be set at a price level (price cap) that ensures the economic and financial equilibrium of the concession, therefore, the concessionaires and licensees are authorized to charge their consumers (after review and ratification by ANEEL) for: (i) the annual tariff increase; and (ii) every four or five years, according to each concession agreement, the periodic review for purposes of reconciliation of part of Parcel B (controllable costs) and adjustment of Parcel A (non-controllable costs).

The distributors' revenue is mainly comprised of the sale of electric energy and for the delivery (transport) of the electric energy via the distribution infrastructure (network). The distribution concessionaires' revenue is affected by the volume of energy delivered and the tariff. The electric energy tariff is comprised of two parcels which reflect a breakdown of the revenue:

•	Parcel A (non-controllable costs): this parcel should be neutral in relation to the entity's performance, i.e., the costs incurred by the distributors, classifiable as “Parcel A”, are fully passed through the consumer or borne by the granting authority ; and
•	Parcel B (controllable costs) – comprised of capital expenditure on investments in infrastructure, operational costs and maintenance and remuneration to the providers of capital. It is this parcel that actually affects the entity's performance, since it has no guarantee of tariff neutrality and thus involves an intrinsic business risk.

This tariff pricing mechanism can cause temporary differences arising from the difference between the budgeted costs (Parcel A and other financial components) included in the tariff at the beginning of the tariff period and those actually incurred while it is in effect. This difference constitutes a right of the concessionaire to receive cash when the budgeted costs included in the tariff are lower than those actually incurred, or an obligation to pay if the budgeted costs are higher than those actually incurred.

Business combination

Business combinations are accounted for by applying the acquisition method. The consideration transferred in a business combination is measured at fair value, calculated as the sum of the fair values of the assets transferred by the acquirer, the liabilities incurred and the equity interests issued by the Company and subsidiaries in exchange for control of the acquiree. Costs related to the acquisition are recognized in profit or loss, when incurred.

At the acquisition date, assets and liabilities are recognized at fair value, except for: (i) deferred taxes, (ii) employee benefits and (iii) share-based payments.

The noncontrolling interests are initially measured either at fair value or at the noncontrolling interests’ proportionate share of the acquiree’s identifiable net assets. The measurement method is chosen on a transaction-by-transaction basis.

The excess of the consideration transferred, added to the portion of noncontrolling interests, over the fair value of the identifiable assets (including the concession intangible asset) and net liabilities assumed at the acquisition date are recognized as goodwill. In the event that the fair value of the identifiable assets and net liabilities assumed exceeds the consideration transferred, a bargain purchase is identified and the gain is recognized in the statement of profit or loss at the acquisition date.

Basis of consolidation

(i) Business combinations

The Company measures goodwill as the fair value of the consideration transferred including the recognized amount of any noncontrolling interest in the acquiree, less the recognized fair value of the identifiable assets acquired and liabilities assumed, all measured at the acquisition date.

(ii) Subsidiaries and joint ventures

The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Joint ventures are accounted for using the equity method of accounting from the moment joint control is established.

The accounting policies of subsidiaries and joint ventures taken into consideration for purposes of consolidation and/or equity method of accounting, as applicable, are aligned with the Group's accounting policies.

The consolidated financial statements include the balances and transactions of the Company and its subsidiaries. The balances and transactions of assets, liabilities, income and expenses have been fully consolidated for the subsidiaries.

Intragroup balances and transactions, and any income and expenses derived from these transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

In the case of subsidiaries, the portion related to noncontrolling interests is stated in equity and in the statements of profit or loss and comprehensive income in each period presented.

The balances of joint ventures, as well as the Company’s interest in each of them are described in note 12.2.

(iii) Acquisition of noncontrolling interests

Accounted for as transaction among shareholders. Consequently, no asset or goodwill is recognized as a result of such transaction.

New standards and interpretations issued and effective

A number of IASB standards were issued or revised and are mandatory for accounting periods beginning on January 1, 2018:

a) IFRS 9 - Financial instruments

Effective for the financial statements of an entity prepared in accordance with IFRS for annual periods beginning on or after January 1, 2018, IFRS 9 standard establishes new requirements for classification and measurement of financial assets and liabilities. Financial assets become classified into three categories based on the business model within which they are held and the characteristics of their contractual cash flows: (i) measured at fair value trough profit or loss and; (ii) measured at amortized cost; and (iii) measured at fair value through other comprehensive income.

With regard to financial liabilities, the main alteration in relation to the requirements set by IAS 39 requires any change in fair value of a financial liability designated at fair value through profit or loss attributable to changes in the liability's credit risk to be stated in other comprehensive income and not in the statement of profit or loss.

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model, instead to an incurred credit loss under IAS 39. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a default event to have occurred before credit losses are recognized.

Regarding the modifications related to hedge accounting, IFRS 9 retains three types of hedge accounting mechanisms currently available in IAS 39. Under IFRS 9, greater flexibility has been introduced to the types of risks components of non-financial items that are eligible for hedge accounting. There was an increase in the types of transactions that qualify as hedging instrument and the types of risk components of non-financial items eligible for hedge accounting. In addition, the effectiveness test has been overhauled and replaced with the principle of an “economic relationship”. Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about an entity’s risk management have also been introduced.

The Group’s distribution subsidiaries have material assets recognized in concession financial asset line, previously classified as “available-for-sale”, in accordance with the requirements of IAS 39. These assets represent the right to indemnity at the end of the concession period of the distribution subsidiaries. The designation of these instruments as available-for-sale occurred due to the non-classification in the other three categories described in IAS 39 (loans and receivables, fair value through profit or loss and held-to-maturity). These assets has been classified as measured at fair value through profit or loss according to the new standard (IFRS 9), and the effects of the subsequent remeasurement have been recognized in profit or loss for the year. As of December 31, 2018, the amount registered related to this assets was R$ 7,430,149 (R$ 6,569,404 as of December 31, 2017) and there were no material impacts related to the initial recognition due to the change of classification criteria of financial assets, required by IFRS 9.

The sector financial assets recorded in the Group’s distribution companies related to the tariff definition mechanism, in respect of the timing differences between the budged costs and those that are actually incurred, were previously recorded as “loans and receivables” in accordance with the requirements of IAS 39. After the application of IFRS 9, these financial assets are classified as amortized cost. As of December 31, 2018, the recorded amount for these assets was R$ 1,554,861 (R$ 565,837 as of December 31, 2017) and there were no impacts on measurement of the balances as a result of the change in classification.

Accordingly, there was no significant measurement impact on the Group’s consolidated financial statements due to the initial adoption related to the classification of financial assets.

Moreover, as the Group do not apply hedge accounting, Management concluded that there were no material impact on the information disclosed or amounts recorded in its consolidated financial statements as a result of the amendments to standard.

As regards the changes in the calculation of impairment of financial instruments, the accumulated effects of the initial adoption were recognized retrospectively on January 1, 2018, representing a reduction of R$73,426 (R$48,461 net of tax effects) from the "consumers, concessionaires and permit holders" line item.

Considering the changes in credit risk, the financial liabilities, which were designated at fair value through profit or loss up to the 2017 statements, generated impacts on the entries about changes in credit risk in other comprehensive income, instead of directly in the income statement for the year. The accumulated effects of the initial adoption were recognized retrospectively on January 1, 2018, amounting to a loss of R$ 51,736 (R$ 34,146 net of tax effects) in retained earnings, which the counterpart was the account of other comprehensive income.

b) IFRS 15 - Revenue from contracts with customers

IFRS 15 provides a model for accounting for contracts with customers and it superseded the prior guide for revenue recognition provided in IAS 18 – Revenue and IAS 11 - Construction contracts and related interpretations.

The standard establishes that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a five-stage model for revenue recognition: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Under IFRS 15, an entity recognizes revenue when (or as) the entity satisfies a performance obligation, i.e., when the "control" over the goods and services in a certain operation is transferred to the customer, and will establish a greater level of detail in the disclosures.

Beginning January 1, 2018, the Group’s management assessed the effects on its consolidated financial statements, comprising the new model of five stages mentioned above, and the compensation for non-compliance with technical indicators is considered as a variable consideration under step (iii) above, and it is now recognized as operating revenue, in line item Other Income, whereas until December 31, 2017 it was recognized in Other Operating Expenses. The amount recognized in 2018 was R$ 57,630 (note 25).

The distribution companies have infrastructure concession assets during the construction period, previously recorded as “intangible assets”. These assets are now recorded as “contract asset in progress” according to IFRS 15 requirements. This change had no material impacts on consolidated financial statements (see note 3.5 – Intangible assets and Contract asset in progress).

In addition, the transmission subsidiaries had assets previously classified as financial assets, “loans and receivables”, according to the requirements of IAS 39, comprising two components: the right to receive the “Permitted Annual Revenue– RAP” to be received over the concession period and the indemnity at the end of the concession. These two components are now classified as contract asset, according to the requirements of IFRS 15. This change did not have material impacts on the Group’s consolidated financial statements. (see note 3.2 – transmission subsidiaries).

c) IFRIC 22 – Foreign currency transactions and advance consideration

Issued on December 8, 2016, IFRIC 22 addresses the exchange rate to be used in transactions that involve the consideration paid or received in advance in foreign currency transactions, IFRIC will be effective for annual periods beginning on or after January 1, 2018.

The Group’s foreign currency transactions are currently restricted to debt instruments with international financial institutions, measured at fair value, and to the purchase of electricity from Itaipu. As assets and liabilities measured at fair value are outside the scope of this interpretation and there are no advance payments on operations with Itaipu, Management believes that IFRIC 22 will not have material impacts on its consolidated financial statements.

New standards and interpretations issued but not yet effective

A number of new standards and amendments to standards and IFRS interpretations were issued by the IASB and are not yet effective for the year ended December 31, 2018. The Group has not adopted these changes in the preparation of these financial statements:

a) IFRS 16 – Leases

Among the standards that are still not valid, the Group evaluated the potential effect of the adoption of IFRS 16 and expects an immaterial impact in the consolidated financial statements.

Issued on January 13, 2016, establishes, in the lessee’s view, a new form for accounting for leases currently classified as operating leases, which are now recognized similarly to leases classified as finance leases. As regards the lessors, it virtually retains the requirements of IAS 17, including only some additional disclosure aspects.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases – Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

IFRS 16 will be effective for annual reporting periods beginning on or after January 1, 2019. The Group has assessed the pronouncement and expects that its adoption would not cause material impacts on these financial statements.

b) IFRIC 23 - Uncertainty over Tax Treatments

Issued in May 2017 in order to clarify the accounting for tax positions that may not be accepted by the tax authorities in regard to IRPJ and CSLL matters. In general lines, the main point of analysis of the interpretation refers to the probability of acceptance by the tax authorities of the tax treatment chosen by the Group.

IFRS 23 / IFRIC 22 will be effective for annual reporting periods beginning on or after January 1, 2019. The Group has preliminarily assessed the interpretation and does not expect material impacts on the adoption of this interpretation.

c) Annual Improvements to IFRS / 2015 – 2017 Cycle

Annually IASB discusses and decides on the proposed improvements to IFRS, as they arise during the year. On December 12, 2017, measures related to the 2015-2017 cycle were published, beginning on January 1, 2019.

IFRS 3 Business Combinations and IFRS 11 Joint Ventures – clarify that when an entity obtains the control of a business that is a joint operation, it remeasures the previously held equity interests in that business. Regarding IFRS 11, it clarifies that when an entity obtains the joint control of a business that is a joint operation, the entity does not transfer the previously held equity interests in that business.

IAS 12 Income Taxes – clarifies the requirements regarding the effects of the recognition of the income tax on dividends related to transactions or events that generated profits to be distributed.

IAS 23 Borrowing Costs – clarifies that if any borrowing remains outstanding after the related asset is available for use or sale, such borrowing becomes part of the amounts that an entity borrows generally when calculating the capitalization rate on borrowings in general.

Based on a preliminary assessment, Management believes that the application of these amendments will not have a material impact on the disclosures and amounts recognized in its consolidated financial statements.